Leases, Maturity analysis undiscounted finance and operating lease income (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	£ 816	£ 630
Unearned finance income	(40)	(39)
Net investment in the lease	776	591
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	0	158	£ 220
Less than One Year [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	720	318
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	0	96	176
One to Two Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	96	300
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	0	50	11
Two to Three Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	12
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	0	12	11
Three to Four Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	0
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	0	0	11
Four to Five Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	0
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	0	0	11
More than Five Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	0
Maturity analysis - undiscounted operating lease income [Abstract]
Total undiscounted operating lease income	£ 0	£ 0	£ 0